Long-term debt - Schedule of Long-term Debt (Detail)	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 USD ($)	May 23, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Less: current portion		$ (8,429,000)			$ (13,048,000)
Long-term debt, excluding current portion		3,773,477,000			3,323,747,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt		3,781,906,000			3,336,795,000
Less: current portion		(8,429,000)			(13,048,000)
Long-term debt, excluding current portion		$ 3,773,477,000			3,323,747,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.09%	4.09%
Par value		$ 1,225,000,000
Long-term debt		$ 1,219,124,000			1,218,680,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Weighted average coupon	5.99%	5.99%
Par value		$ 222,000,000
Long-term debt		$ 239,476,000			240,161,000
Senior Unsecured Notes | U.S Dollar Senior Secured Utility Bonds
Debt Instrument [Line Items]
Weighted average coupon	4.75%	4.75%
Par value		$ 662,500,000
Long-term debt		$ 674,517,000			676,697,000
Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	6.50%	6.50%
Par value		$ 637,500,000	$ 350,000
Long-term debt		$ 621,458,000			278,771,000
Senior Unsecured Notes | Canadian Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.48%	4.48%
Par value	$ 950,669,000
Long-term debt	$ 722,901,000			$ 474,764,000
Senior Unsecured Notes | Canadian Dollar Senior Secured Project Notes
Debt Instrument [Line Items]
Weighted average coupon	10.24%	10.24%
Par value	$ 29,956,000
Long-term debt	22,890,000			$ 22,915,000
Revolving Credit Facility | Senior Unsecured Revolving Credit Facilities
Debt Instrument [Line Items]
Par value	$ 165,000,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Revolving Credit Facilities
Debt Instrument [Line Items]
Weighted average coupon	0.00%	0.00%
Long-term debt		$ 145,290,000			97,000,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Bank Credit Facilities
Debt Instrument [Line Items]
Weighted average coupon	0.00%	0.00%
Long-term debt		$ 135,000,000			321,807,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial Paper
Debt Instrument [Line Items]
Weighted average coupon	0.00%	0.00%
Long-term debt		$ 1,250,000			$ 6,000,000